Trade and other payables - Schedule of payment due dates (Details)	Dec. 31, 2024
Bottom of range
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of an arrangement	45 days
Comparable liabilities that are not part of an arrangement	0 days
Top of range
Disclosure of range of payment due dates of financial liabilities that are part of supplier finance arrangements [line items]
Liabilities that are part of an arrangement	135 days
Comparable liabilities that are not part of an arrangement	135 days